QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal Year Ended September 30, 2011
Revenues	$—	$397,915	$917,067	$584,602
Income (loss) from operations	(144,183)	(227,246)	516,532	185,301
Net income (loss)	(172,399)	(1,241,088)	270,552	33,538
Income (loss) per share – Basic and diluted (1)	$(0.03)	$(0.18)	$0.03	$0.00

July 19, 2010 (Inception) to September 30, 2010
Revenues	$—	$—	$—	$—
Income from operations	—	—	—	(118,144)
Net income (loss)	—	—	—	(118,144)
Income (loss) per share – Basic and diluted (1)	$—	$—	$—	$(0.02)

(1)	The sum of the individual quarterly income (loss) per share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted-average number of common shares outstanding during that period. Securities deemed anti-dilutive were excluded from each quarter in which the Company reported a net loss.